EXHIBIT 99.8

CLAYTON LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	SG Capital
Client Project Name:	SGR 2020-2
Start - End Dates:	12/26/2019 - 1/6/2020
Deal Loan Count:	2

Loan Level Tape Compare Upload

Loans in Report	2

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXX	XXXXX	Property Type	Multi-Family	4 Family
XXXXX	XXXXX	Debt to Income Ratio (Back)	XXXXX	XXXXX

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